Schedule of Investments (unaudited)
June 30, 2024
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.6%
AAR Corp.(a)	100,949	$ 7,338,992
Mercury Systems, Inc.(a)(b)	568,940	15,355,691
National Presto Industries, Inc.	32,027	2,406,189
Triumph Group, Inc.(a)	837,130	12,900,173
		38,001,045
Air Freight & Logistics — 0.6%
Forward Air Corp.	343,733	6,544,676
Hub Group, Inc., Class A	673,038	28,974,286
		35,518,962
Automobile Components — 1.5%
American Axle & Manufacturing Holdings, Inc.(a)	1,279,810	8,945,872
Dana, Inc.	1,405,705	17,037,144
Dorman Products, Inc.(a)	94,206	8,617,965
Fox Factory Holding Corp.(a)(b)	282,341	13,606,013
Gentherm, Inc.(a)(b)	186,039	9,175,443
LCI Industries	102,515	10,598,001
Phinia, Inc.	497,818	19,594,116
Standard Motor Products, Inc.	204,253	5,663,936
		93,238,490
Automobiles — 0.1%
Winnebago Industries, Inc.	140,214	7,599,599
Banks — 14.0%
Ameris Bancorp	709,078	35,702,077
Atlantic Union Bankshares Corp.	985,936	32,387,998
Axos Financial, Inc.(a)	204,259	11,673,402
Banc of California, Inc.	1,512,650	19,331,667
BancFirst Corp.	60,063	5,267,525
Bank of Hawaii Corp.	261,595	14,965,850
BankUnited, Inc.	821,077	24,032,924
Banner Corp.	378,374	18,782,485
Berkshire Hills Bancorp, Inc.	238,159	5,430,025
Brookline Bancorp, Inc.	976,358	8,152,589
Capitol Federal Financial, Inc.	1,343,937	7,378,214
Cathay General Bancorp	423,854	15,987,773
Central Pacific Financial Corp.	297,010	6,296,612
City Holding Co.	65,237	6,931,431
Comerica, Inc.	1,390,380	70,964,995
Community Financial System, Inc.	579,599	27,362,869
CVB Financial Corp.	1,445,902	24,927,351
Dime Community Bancshares, Inc.	384,091	7,835,456
Eagle Bancorp, Inc.	331,585	6,266,957
FB Financial Corp.	383,881	14,982,875
First Bancorp/Southern Pines NC	452,182	14,433,649
First Commonwealth Financial Corp.	604,840	8,352,840
First Financial Bancorp	1,048,464	23,296,870
First Hawaiian, Inc.	1,393,594	28,931,011
Fulton Financial Corp.	1,996,332	33,897,717
Hanmi Financial Corp.	335,454	5,608,791
Heritage Financial Corp.	381,010	6,869,610
Hilltop Holdings, Inc.	504,807	15,790,363
Hope Bancorp, Inc.	1,324,748	14,227,794
Independent Bank Corp.	466,416	23,656,620
Independent Bank Group, Inc.	392,242	17,854,856
Lakeland Financial Corp.	148,456	9,133,013
National Bank Holdings Corp., Class A	415,442	16,223,010
NBT Bancorp, Inc.	517,851	19,989,049
Northfield Bancorp, Inc.	56,956	539,943
Northwest Bancshares, Inc.	1,397,806	16,144,659
Pacific Premier Bancorp, Inc.	1,059,139	24,328,423
Security	Shares	Value
Banks (continued)
Park National Corp.	92,359	$ 13,146,380
Provident Financial Services, Inc.	915,706	13,140,381
Renasant Corp.	618,765	18,897,083
S&T Bancorp, Inc.	197,405	6,591,353
Seacoast Banking Corp. of Florida	924,484	21,854,802
ServisFirst Bancshares, Inc.	288,645	18,239,478
Simmons First National Corp., Class A	1,378,215	24,229,020
Southside Bancshares, Inc.	191,071	5,275,470
Stellar Bancorp, Inc.	513,333	11,786,126
Tompkins Financial Corp.	136,440	6,671,916
TrustCo Bank Corp.	209,305	6,021,705
Trustmark Corp.	672,199	20,192,858
United Community Banks, Inc.	1,308,559	33,315,912
Veritex Holdings, Inc.	598,863	12,630,021
WaFd, Inc.	736,383	21,045,826
Westamerica BanCorp	114,275	5,545,766
WSFS Financial Corp.	363,016	17,061,752
		899,585,142
Beverages — 0.2%
MGP Ingredients, Inc.	71,474	5,317,666
National Beverage Corp.	114,564	5,870,259
		11,187,925
Biotechnology — 1.1%
Alkermes PLC(a)	663,693	15,995,001
Arcus Biosciences, Inc.(a)	350,537	5,338,679
Ironwood Pharmaceuticals, Inc., Class A(a)	654,856	4,269,661
Krystal Biotech, Inc.(a)	92,034	16,901,124
Myriad Genetics, Inc.(a)	502,673	12,295,382
REGENXBIO, Inc.(a)	281,212	3,290,180
Vir Biotechnology, Inc.(a)	948,011	8,437,298
Xencor, Inc.(a)	322,242	6,100,041
		72,627,366
Broadline Retail — 0.4%
Kohl’s Corp.	1,208,987	27,794,611
Building Products — 1.5%
American Woodmark Corp.(a)	75,907	5,966,290
Apogee Enterprises, Inc.	132,513	8,326,454
Griffon Corp.	129,478	8,268,465
Hayward Holdings, Inc.(a)(b)	1,381,202	16,988,785
Insteel Industries, Inc.(b)	78,459	2,429,091
Masterbrand, Inc.(a)	1,384,036	20,317,648
Quanex Building Products Corp.	111,755	3,090,026
Resideo Technologies, Inc.(a)	1,591,811	31,135,823
		96,522,582
Capital Markets — 2.4%
Artisan Partners Asset Management, Inc., Class A	339,408	14,007,368
B Riley Financial, Inc.(b)	180,319	3,180,827
BGC Group, Inc., Class A(b)	1,399,197	11,613,335
Brightsphere Investment Group, Inc.(b)	128,275	2,843,857
Cohen & Steers, Inc.	145,924	10,588,245
Moelis & Co., Class A	271,282	15,425,095
Piper Sandler Cos.	87,136	20,056,093
PJT Partners, Inc., Class A	105,296	11,362,491
StepStone Group, Inc., Class A	396,763	18,207,454
StoneX Group, Inc.(a)	297,261	22,386,726
Virtu Financial, Inc., Class A	964,460	21,652,127
Virtus Investment Partners, Inc.	26,995	6,096,821
		157,420,439
Chemicals — 2.5%
AdvanSix, Inc.	291,978	6,692,136

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
Balchem Corp.	155,494	$ 23,938,301
HB Fuller Co.	302,887	23,310,184
Ingevity Corp.(a)	368,099	16,089,607
Innospec, Inc.	100,468	12,416,840
Koppers Holdings, Inc.	108,483	4,012,786
Mativ Holdings, Inc.	591,413	10,030,364
Minerals Technologies, Inc.	176,392	14,668,759
Quaker Chemical Corp.	72,408	12,287,638
Sensient Technologies Corp.	263,146	19,522,802
Stepan Co.	232,665	19,534,553
		162,503,970
Commercial Services & Supplies — 3.2%
ABM Industries, Inc.	690,026	34,894,615
Brady Corp., Class A, NVS	170,706	11,270,010
CoreCivic, Inc.(a)	1,217,519	15,803,397
Deluxe Corp.	479,530	10,770,244
Enviri Corp.(a)	872,086	7,526,102
GEO Group, Inc. (The)(a)	1,452,444	20,857,096
Healthcare Services Group, Inc.(a)	801,791	8,482,949
HNI Corp.	205,972	9,272,859
Interface, Inc., Class A	634,093	9,308,485
Matthews International Corp., Class A	120,365	3,015,143
MillerKnoll, Inc.	780,699	20,680,716
OPENLANE, Inc.(a)	1,180,167	19,578,971
Pitney Bowes, Inc.	1,721,556	8,745,504
UniFirst Corp.	97,266	16,684,037
Vestis Corp.	672,620	8,226,143
		205,116,271
Communications Equipment — 1.2%
Calix, Inc.(a)	323,848	11,473,935
Digi International, Inc.(a)(b)	396,022	9,080,784
Extreme Networks, Inc.(a)	565,898	7,611,328
Harmonic, Inc.(a)	583,646	6,869,513
NetScout Systems, Inc.(a)	781,472	14,293,123
Viasat, Inc.(a)(b)	818,625	10,396,538
Viavi Solutions, Inc.(a)	2,432,212	16,709,296
		76,434,517
Construction & Engineering — 1.3%
Arcosa, Inc.	217,043	18,103,557
Dycom Industries, Inc.(a)	317,240	53,537,422
Granite Construction, Inc.	236,329	14,645,308
		86,286,287
Consumer Finance — 1.2%
Bread Financial Holdings, Inc.	497,094	22,150,509
Encore Capital Group, Inc.(a)(b)	257,884	10,761,499
Enova International, Inc.(a)	297,891	18,543,715
EZCORP, Inc., Class A, NVS(a)(b)	565,819	5,924,125
Green Dot Corp., Class A(a)	672	6,350
Navient Corp.	876,835	12,766,718
PRA Group, Inc.(a)	428,434	8,423,012
		78,575,928
Consumer Staples Distribution & Retail — 1.3%
Andersons, Inc. (The)	162,590	8,064,464
Chefs’ Warehouse, Inc. (The)(a)(b)	387,243	15,145,074
Grocery Outlet Holding Corp.(a)(b)	1,088,433	24,076,138
PriceSmart, Inc.	274,204	22,265,365
SpartanNash Co.	375,227	7,039,258
United Natural Foods, Inc.(a)(b)	647,092	8,476,905
		85,067,204
Security	Shares	Value
Containers & Packaging — 0.8%
Myers Industries, Inc.	206,462	$ 2,762,461
O-I Glass, Inc.(a)	1,696,832	18,885,740
Sealed Air Corp.	786,868	27,375,138
		49,023,339
Diversified Consumer Services — 0.4%
Mister Car Wash, Inc.(a)(b)	544,734	3,878,506
Perdoceo Education Corp.	317,863	6,808,626
Strategic Education, Inc.	140,934	15,595,756
		26,282,888
Diversified REITs — 1.1%
Alexander & Baldwin, Inc.	790,616	13,408,847
American Assets Trust, Inc.	530,445	11,871,359
Armada Hoffler Properties, Inc.	416,227	4,615,958
Essential Properties Realty Trust, Inc.	917,180	25,415,058
Global Net Lease, Inc.	2,128,514	15,644,578
		70,955,800
Diversified Telecommunication Services — 0.2%
Consolidated Communications Holdings, Inc.(a)	825,178	3,630,783
Lumen Technologies, Inc.(a)	11,052,207	12,157,428
		15,788,211
Electric Utilities — 0.2%
MGE Energy, Inc.	178,137	13,310,397
Electrical Equipment — 0.6%
SunPower Corp.(a)(b)	936,121	2,770,918
Sunrun, Inc.(a)(b)	2,416,536	28,660,117
Vicor Corp.(a)	115,832	3,840,989
		35,272,024
Electronic Equipment, Instruments & Components — 3.3%
Advanced Energy Industries, Inc.(b)	155,023	16,860,301
Benchmark Electronics, Inc.	392,674	15,494,916
CTS Corp.(b)	146,438	7,414,156
ePlus, Inc.(a)(b)	113,130	8,335,418
Insight Enterprises, Inc.(a)(b)	105,553	20,937,493
Itron, Inc.(a)(b)	254,981	25,232,920
Knowles Corp.(a)	576,468	9,949,838
PC Connection, Inc.	123,427	7,924,013
Plexus Corp.(a)(b)	167,113	17,242,719
Rogers Corp.(a)	60,329	7,276,281
Sanmina Corp.(a)	604,630	40,056,738
ScanSource, Inc.(a)(b)	269,065	11,922,270
TTM Technologies, Inc.(a)(b)	1,109,174	21,551,251
		210,198,314
Energy Equipment & Services — 1.5%
Bristow Group, Inc.(a)	262,749	8,809,974
Cactus, Inc., Class A	273,190	14,408,040
Core Laboratories, Inc.(b)	285,945	5,801,824
Dril-Quip, Inc.(a)(b)	374,738	6,970,127
Helmerich & Payne, Inc.	494,816	17,882,650
Nabors Industries Ltd.(a)(b)	97,630	6,947,351
Patterson-UTI Energy, Inc.	1,522,756	15,775,752
ProPetro Holding Corp.(a)	897,309	7,779,669
U.S. Silica Holdings, Inc.(a)	850,968	13,147,456
		97,522,843
Financial Services — 3.3%
HA Sustainable Infrastructure Capital, Inc.	1,239,890	36,700,744
Jackson Financial, Inc., Class A	424,874	31,551,143
Mr. Cooper Group, Inc.(a)	705,791	57,331,403
NCR Atleos Corp.(a)	746,615	20,173,537
NMI Holdings, Inc., Class A(a)	305,898	10,412,768

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services (continued)
Payoneer Global, Inc.(a)	1,669,359	$ 9,248,249
Radian Group, Inc.	744,228	23,145,491
Walker & Dunlop, Inc.	209,443	20,567,303
		209,130,638
Food Products — 1.2%
B&G Foods, Inc.	860,625	6,953,850
Calavo Growers, Inc.	193,783	4,398,874
Fresh Del Monte Produce, Inc.	365,032	7,975,949
Hain Celestial Group, Inc. (The)(a)(b)	978,142	6,758,961
John B Sanfilippo & Son, Inc.	46,085	4,478,080
Simply Good Foods Co. (The)(a)	368,411	13,310,689
Tootsie Roll Industries, Inc.	75,240	2,300,087
TreeHouse Foods, Inc.(a)(b)	521,594	19,111,204
WK Kellogg Co.	720,113	11,853,060
		77,140,754
Gas Utilities — 0.5%
Chesapeake Utilities Corp.	133,832	14,212,959
Northwest Natural Holding Co.	415,456	15,002,116
		29,215,075
Ground Transportation — 0.9%
Heartland Express, Inc.	224,621	2,769,577
Hertz Global Holdings, Inc.(a)(b)	1,431,652	5,053,731
Marten Transport Ltd.	333,331	6,149,957
RXO, Inc.(a)(b)	694,770	18,168,235
Werner Enterprises, Inc.	691,179	24,764,944
		56,906,444
Health Care Equipment & Supplies — 2.3%
Artivion, Inc.(a)	198,555	5,092,936
Avanos Medical, Inc.(a)	499,757	9,955,159
Embecta Corp.	627,862	7,848,275
ICU Medical, Inc.(a)(b)	223,099	26,493,006
Inari Medical, Inc.(a)(b)	242,262	11,664,915
Integra LifeSciences Holdings Corp.(a)	747,147	21,771,864
Merit Medical Systems, Inc.(a)(b)	259,641	22,316,144
Omnicell, Inc.(a)	502,480	13,602,134
STAAR Surgical Co.(a)(b)	208,564	9,929,732
Tandem Diabetes Care, Inc.(a)(b)	379,965	15,308,790
Varex Imaging Corp.(a)(b)	445,274	6,558,886
		150,541,841
Health Care Providers & Services — 2.5%
AdaptHealth Corp.(a)(b)	850,496	8,504,960
Addus HomeCare Corp.(a)	111,647	12,963,333
AMN Healthcare Services, Inc.(a)(b)	190,290	9,748,557
Cross Country Healthcare, Inc.(a)(b)	355,876	4,925,324
Enhabit, Inc.(a)	546,042	4,870,695
Fulgent Genetics, Inc.(a)	221,529	4,346,399
National HealthCare Corp.	78,204	8,477,313
Owens & Minor, Inc.(a)(b)	803,566	10,848,141
Patterson Cos., Inc.	868,960	20,959,315
Pediatrix Medical Group, Inc.(a)(b)	901,332	6,805,057
Premier, Inc., Class A	1,142,326	21,327,226
Select Medical Holdings Corp.	1,162,581	40,760,090
U.S. Physical Therapy, Inc.	73,825	6,822,906
		161,359,316
Health Care REITs — 0.9%
CareTrust REIT, Inc.	574,253	14,413,750
Community Healthcare Trust, Inc.	159,900	3,740,061
LTC Properties, Inc.	270,102	9,318,519
Security	Shares	Value
Health Care REITs (continued)
Medical Properties Trust, Inc.(b)	6,544,203	$ 28,205,515
Universal Health Realty Income Trust	72,012	2,818,550
		58,496,395
Health Care Technology — 0.3%
Certara, Inc.(a)(b)	492,754	6,824,643
HealthStream, Inc.	122,886	3,428,519
Schrodinger, Inc.(a)(b)	264,702	5,119,337
Simulations Plus, Inc.	71,366	3,469,815
		18,842,314
Hotel & Resort REITs — 0.6%
Pebblebrook Hotel Trust(b)	1,313,013	18,053,929
Service Properties Trust	1,804,655	9,275,927
Summit Hotel Properties, Inc.	577,171	3,457,254
Xenia Hotels & Resorts, Inc.	455,145	6,522,228
		37,309,338
Hotels, Restaurants & Leisure — 1.8%
BJ’s Restaurants, Inc.(a)(b)	254,586	8,834,134
Bloomin’ Brands, Inc.	480,154	9,233,362
Brinker International, Inc.(a)	281,216	20,357,226
Cheesecake Factory, Inc. (The)	275,637	10,829,778
Chuy’s Holdings, Inc.(a)(b)	80,663	2,090,785
Cracker Barrel Old Country Store, Inc.	241,707	10,190,367
Dine Brands Global, Inc.	95,606	3,460,937
Golden Entertainment, Inc.	92,183	2,867,813
Papa John’s International, Inc.	190,252	8,938,039
Penn Entertainment, Inc.(a)(b)	1,629,139	31,531,985
Sabre Corp.(a)(b)	1,954,313	5,218,016
		113,552,442
Household Durables — 1.8%
Century Communities, Inc.	150,980	12,329,027
Ethan Allen Interiors, Inc.	146,910	4,097,320
La-Z-Boy, Inc.	213,545	7,960,958
Leggett & Platt, Inc.	1,460,274	16,734,740
LGI Homes, Inc.(a)(b)	89,285	7,990,115
Newell Brands, Inc.	4,163,748	26,689,625
Sonos, Inc.(a)(b)	1,339,281	19,767,787
Tri Pointe Homes, Inc.(a)	404,793	15,078,539
Worthington Enterprises, Inc.	103,241	4,886,396
		115,534,507
Household Products — 0.5%
Central Garden & Pet Co.(a)(b)	103,730	3,993,605
Central Garden & Pet Co., Class A, NVS(a)	590,366	19,499,789
Energizer Holdings, Inc.	392,586	11,596,990
		35,090,384
Independent Power and Renewable Electricity Producers — 0.5%
Clearway Energy, Inc., Class A	376,854	8,539,512
Clearway Energy, Inc., Class C	898,676	22,188,310
		30,727,822
Industrial REITs — 0.7%
Innovative Industrial Properties, Inc.	139,461	15,231,930
LXP Industrial Trust	3,208,323	29,259,906
		44,491,836
Insurance — 3.1%
AMERISAFE, Inc.	118,678	5,208,777
Assured Guaranty Ltd.	225,325	17,383,824
Employers Holdings, Inc.	278,360	11,866,487
Genworth Financial, Inc., Class A(a)	4,807,611	29,037,971
Horace Mann Educators Corp.	451,836	14,738,890
Lincoln National Corp.	1,867,454	58,077,819

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
Mercury General Corp.	290,768	$ 15,451,412
ProAssurance Corp.(a)	560,279	6,846,609
Safety Insurance Group, Inc.	162,959	12,226,814
Stewart Information Services Corp.	302,930	18,805,894
Trupanion, Inc.(a)(b)	204,582	6,014,711
United Fire Group, Inc.	231,337	4,971,432
		200,630,640
Interactive Media & Services — 0.6%
IAC, Inc.(a)(b)	456,846	21,403,235
QuinStreet, Inc.(a)(b)	571,715	9,484,752
Shutterstock, Inc.	128,109	4,957,818
		35,845,805
IT Services — 0.9%
DigitalOcean Holdings, Inc.(a)	263,305	9,149,849
DXC Technology Co.(a)(b)	1,950,640	37,237,718
Perficient, Inc.(a)(b)	149,302	11,166,296
		57,553,863
Leisure Products — 0.9%
Sturm Ruger & Co., Inc.	189,455	7,890,801
Topgolf Callaway Brands Corp.(a)(b)	1,540,591	23,571,042
Vista Outdoor, Inc.(a)	634,347	23,883,165
		55,345,008
Life Sciences Tools & Services — 0.6%
BioLife Solutions, Inc.(a)(b)	158,357	3,393,590
Cytek Biosciences, Inc.(a)(b)	1,043,301	5,821,620
Fortrea Holdings, Inc.(a)(b)	981,905	22,917,663
Mesa Laboratories, Inc.	55,796	4,841,419
		36,974,292
Machinery — 3.0%
3D Systems Corp.(a)(b)	1,452,696	4,459,777
Albany International Corp., Class A	177,235	14,967,496
Astec Industries, Inc.	247,844	7,351,053
Barnes Group, Inc.	552,596	22,883,000
Enerpac Tool Group Corp., Class A(b)	194,921	7,442,084
Enpro, Inc.	125,568	18,278,934
Greenbrier Cos., Inc. (The)	339,181	16,806,418
Hillenbrand, Inc.	765,242	30,624,985
John Bean Technologies Corp.(b)	139,105	13,210,802
Kennametal, Inc.	857,261	20,179,924
Lindsay Corp.	61,298	7,532,298
Proto Labs, Inc.(a)	96,472	2,980,020
Titan International, Inc.(a)	555,340	4,115,069
Trinity Industries, Inc.	447,739	13,396,351
Wabash National Corp.	490,162	10,705,138
		194,933,349
Media — 1.3%
AMC Networks, Inc., Class A(a)(b)	339,724	3,281,734
Cable One, Inc.	49,599	17,558,046
EchoStar Corp., Class A(a)(b)	1,313,869	23,400,007
John Wiley & Sons, Inc., Class A	458,300	18,652,810
Scholastic Corp., NVS	277,194	9,832,071
TechTarget, Inc.(a)(b)	118,790	3,702,684
Thryv Holdings, Inc.(a)(b)	343,275	6,117,161
		82,544,513
Metals & Mining — 0.9%
Arch Resources, Inc., Class A	61,151	9,309,017
Century Aluminum Co.(a)	565,166	9,466,530
Compass Minerals International, Inc.	369,008	3,811,853
Haynes International, Inc.	60,829	3,570,662
Security	Shares	Value
Metals & Mining (continued)
Kaiser Aluminum Corp.	173,438	$ 15,245,200
Metallus, Inc.(a)	182,754	3,704,424
Olympic Steel, Inc.	54,401	2,438,797
SunCoke Energy, Inc.	915,343	8,970,361
Worthington Steel, Inc.	103,730	3,460,433
		59,977,277
Mortgage Real Estate Investment Trusts (REITs) — 1.8%
Apollo Commercial Real Estate Finance, Inc.	541,082	5,297,193
Arbor Realty Trust, Inc.(b)	2,051,543	29,439,642
ARMOUR Residential REIT, Inc.(b)	164,540	3,188,785
Blackstone Mortgage Trust, Inc., Class A	1,892,434	32,966,200
Franklin BSP Realty Trust, Inc.	891,409	11,231,754
KKR Real Estate Finance Trust, Inc.	633,884	5,736,650
PennyMac Mortgage Investment Trust	945,831	13,005,176
Ready Capital Corp.	1,699,826	13,904,577
		114,769,977
Multi-Utilities — 0.5%
Avista Corp.	858,771	29,722,064
Unitil Corp.	96,822	5,014,412
		34,736,476
Office REITs — 2.1%
Brandywine Realty Trust	1,875,528	8,402,365
Douglas Emmett, Inc.	1,838,370	24,468,705
Easterly Government Properties, Inc.	1,125,305	13,920,023
Highwoods Properties, Inc.	1,155,489	30,354,696
Hudson Pacific Properties, Inc.	1,381,116	6,643,168
JBG SMITH Properties	921,425	14,033,303
SL Green Realty Corp.	710,051	40,217,288
		138,039,548
Oil, Gas & Consumable Fuels — 1.2%
Comstock Resources, Inc.	519,908	5,396,645
CVR Energy, Inc.	142,833	3,823,640
Green Plains, Inc.(a)(b)	709,728	11,256,286
Peabody Energy Corp.	635,866	14,065,356
Talos Energy, Inc.(a)(b)	1,703,637	20,699,190
Vital Energy, Inc.(a)(b)	144,477	6,475,459
World Kinect Corp.	653,043	16,848,509
		78,565,085
Paper & Forest Products — 0.6%
Clearwater Paper Corp.(a)	181,577	8,801,037
Mercer International, Inc.	479,956	4,098,824
Sylvamo Corp.	381,056	26,140,442
		39,040,303
Passenger Airlines — 1.6%
Alaska Air Group, Inc.(a)	1,383,755	55,903,702
Allegiant Travel Co.	157,350	7,903,690
JetBlue Airways Corp.(a)	3,706,909	22,575,076
SkyWest, Inc.(a)	201,765	16,558,854
Sun Country Airlines Holdings, Inc.(a)	227,027	2,851,459
		105,792,781
Personal Care Products — 0.5%
Edgewell Personal Care Co.	540,059	21,704,971
Nu Skin Enterprises, Inc., Class A	540,727	5,699,263
USANA Health Sciences, Inc.(a)	120,299	5,442,327
		32,846,561
Pharmaceuticals — 2.2%
Corcept Therapeutics, Inc.(a)(b)	349,132	11,343,299
Harmony Biosciences Holdings, Inc.(a)(b)	197,368	5,954,593
Innoviva, Inc.(a)(b)	299,137	4,905,847

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Ligand Pharmaceuticals, Inc.(a)	184,474	$ 15,543,779
Organon & Co.	2,804,472	58,052,570
Pacira BioSciences, Inc.(a)(b)	508,514	14,548,585
Phibro Animal Health Corp., Class A	221,422	3,713,247
Prestige Consumer Healthcare, Inc.(a)(b)	282,845	19,473,878
Supernus Pharmaceuticals, Inc.(a)(b)	359,109	9,606,166
		143,141,964
Professional Services — 1.9%
CSG Systems International, Inc.	157,908	6,501,072
Heidrick & Struggles International, Inc.	220,436	6,961,369
Kelly Services, Inc., Class A, NVS	350,566	7,505,618
Korn Ferry	238,761	16,030,414
NV5 Global, Inc.(a)	140,686	13,079,578
Resources Connection, Inc.	60,535	668,306
Robert Half, Inc.	1,127,384	72,130,028
		122,876,385
Real Estate Management & Development — 0.6%
Cushman & Wakefield PLC(a)(b)	2,003,333	20,834,663
Kennedy-Wilson Holdings, Inc.	1,273,025	12,373,803
Marcus & Millichap, Inc.	156,691	4,938,901
		38,147,367
Residential REITs — 0.7%
Centerspace	162,361	10,980,474
Elme Communities	962,864	15,338,424
NexPoint Residential Trust, Inc.	248,770	9,828,903
Veris Residential, Inc.	525,847	7,887,705
		44,035,506
Retail REITs — 2.1%
Acadia Realty Trust	1,124,383	20,148,943
Getty Realty Corp.	304,766	8,125,062
Macerich Co. (The)	2,352,207	36,318,076
Phillips Edison & Co., Inc.	653,621	21,379,943
Retail Opportunity Investments Corp.	1,388,673	17,261,205
Saul Centers, Inc.	71,911	2,644,168
SITE Centers Corp.	1,044,837	15,150,137
Urban Edge Properties	530,352	9,795,601
Whitestone REIT	263,535	3,507,651
		134,330,786
Semiconductors & Semiconductor Equipment — 2.1%
Alpha & Omega Semiconductor Ltd.(a)	253,120	9,459,094
CEVA, Inc.(a)	146,338	2,822,860
Cohu, Inc.(a)	302,451	10,011,128
Diodes, Inc.(a)(b)	196,800	14,155,824
Ichor Holdings Ltd.(a)	365,746	14,099,508
Kulicke & Soffa Industries, Inc.	223,424	10,990,227
MaxLinear, Inc.(a)	312,692	6,297,617
Photronics, Inc.(a)(b)	206,926	5,104,865
Semtech Corp.(a)(b)	386,640	11,552,803
SiTime Corp.(a)(b)	80,530	10,016,321
SMART Global Holdings, Inc.(a)	335,922	7,682,536
SolarEdge Technologies, Inc.(a)(b)	381,707	9,641,919
Ultra Clean Holdings, Inc.(a)	489,429	23,982,021
		135,816,723
Software — 1.7%
A10 Networks, Inc.	403,841	5,593,198
ACI Worldwide, Inc.(a)	425,035	16,827,136
Adeia, Inc.	708,794	7,927,861
BlackLine, Inc.(a)(b)	184,339	8,931,225
Box, Inc., Class A(a)(b)	613,328	16,216,392
Envestnet, Inc.(a)(b)	245,459	15,363,279
Security	Shares	Value
Software (continued)
N-able, Inc.(a)	275,179	$ 4,190,976
NCR Voyix Corp.(a)(b)	1,501,173	18,539,486
Sprinklr, Inc., Class A(a)(b)	1,304,731	12,551,512
		106,141,065
Specialized REITs — 0.6%
Four Corners Property Trust, Inc.	563,669	13,905,714
Outfront Media, Inc.	922,105	13,186,102
Safehold, Inc.	489,959	9,451,309
Uniti Group, Inc.	1,255,533	3,666,156
		40,209,281
Specialty Retail — 4.1%
Academy Sports & Outdoors, Inc.	804,590	42,844,417
Advance Auto Parts, Inc.	649,944	41,160,953
Asbury Automotive Group, Inc.(a)(b)	112,138	25,552,886
Buckle, Inc. (The)	122,355	4,519,794
Caleres, Inc.	360,072	12,098,419
Designer Brands, Inc., Class A	473,871	3,236,539
Foot Locker, Inc.	896,015	22,328,694
Haverty Furniture Cos., Inc.	144,959	3,666,013
Hibbett, Inc.	130,103	11,346,283
Leslie’s, Inc.(a)(b)	2,011,288	8,427,297
MarineMax, Inc.(a)(b)	220,941	7,151,860
Monro, Inc.	325,560	7,767,862
National Vision Holdings, Inc.(a)(b)	855,343	11,196,440
ODP Corp. (The)(a)(b)	349,570	13,727,614
Sally Beauty Holdings, Inc.(a)(b)	1,127,220	12,095,070
Shoe Carnival, Inc.	194,957	7,191,964
Sonic Automotive, Inc., Class A	161,857	8,816,351
Upbound Group, Inc.	214,592	6,587,974
Victoria’s Secret & Co.(a)(b)	852,848	15,069,824
		264,786,254
Technology Hardware, Storage & Peripherals — 0.3%
Corsair Gaming, Inc.(a)(b)	475,116	5,245,281
Xerox Holdings Corp.	1,244,767	14,464,192
		19,709,473
Textiles, Apparel & Luxury Goods — 1.5%
G-III Apparel Group Ltd.(a)(b)	435,793	11,796,916
Hanesbrands, Inc.(a)	3,830,864	18,886,160
Movado Group, Inc.	170,308	4,233,857
VF Corp.	3,603,866	48,652,191
Wolverine World Wide, Inc.	870,365	11,767,335
		95,336,459
Tobacco — 0.3%
Universal Corp.	267,625	12,896,849
Vector Group Ltd.	801,223	8,468,927
		21,365,776
Trading Companies & Distributors — 1.3%
Air Lease Corp., Class A	892,147	42,403,747
DNOW, Inc.(a)	1,163,539	15,975,391
DXP Enterprises, Inc.(a)	142,192	6,518,081
Rush Enterprises, Inc., Class A	370,905	15,529,792
		80,427,011
Water Utilities — 0.7%
American States Water Co.	191,485	13,896,066
California Water Service Group	377,588	18,309,242
Middlesex Water Co.	104,825	5,478,155
SJW Group	182,027	9,869,504
		47,552,967

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® S&P Small-Cap 600 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Wireless Telecommunication Services — 0.2%
Gogo, Inc.(a)(b)	352,045	$ 3,386,673
Telephone & Data Systems, Inc.	536,637	11,124,485
		14,511,158
Total Long-Term Investments — 98.9% (Cost: $6,781,942,546)		6,366,156,913
Short-Term Securities
Money Market Funds — 6.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(c)(d)(e)	370,019,194	370,167,202
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)(d)	63,768,797	63,768,797
Total Short-Term Securities — 6.7% (Cost: $433,742,054)		433,935,999
Total Investments — 105.6% (Cost: $7,215,684,600)		6,800,092,912
Liabilities in Excess of Other Assets — (5.6)%		(360,269,247)
Net Assets — 100.0%		$ 6,439,823,665
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 348,242,967	$ 21,958,225(a)	$ —	$ (6,089)	$ (27,901)	$ 370,167,202	370,019,194	$ 978,437(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	120,932,534	—	(57,163,737)(a)	—	—	63,768,797	63,768,797	1,210,006	—
				$ (6,089)	$ (27,901)	$ 433,935,999		$ 2,188,443	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® S&P Small-Cap 600 Value ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	163	09/20/24	$ 16,830	$ 53,586
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Goldman Sachs Bank USA(b)	08/19/26	$ 10,124,356	$ 550,883(c)	$ 10,698,731	0.2%
	Monthly	HSBC Bank PLC(d)	02/09/28	40,645,719	246,427(e)	41,030,129	0.6
	Monthly	JPMorgan Chase Bank NA(f)	02/10/25	6,068,283	(90,171)(g)	5,996,995	0.1
					$ 707,139	$ 57,725,855
(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)	Amount includes $(23,492) of net dividends, payable for referenced securities purchased and financing fees.
(e)	Amount includes $(137,983) of net dividends, payable for referenced securities purchased and financing fees.
(g)	Amount includes $(18,883) of net dividends, payable for referenced securities purchased and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	0-500 basis points	40 basis points	40 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date August 19, 2026.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
Berkshire Hills Bancorp, Inc.	26	$ 593	0.0%
City Holding Co.	379	40,269	0.4
Northwest Bancshares, Inc.	15	173	0.0
		41,035
Capital Markets
Moelis & Co., Class A	86,809	4,935,960	46.1
Consumer Finance
Bread Financial Holdings, Inc.	1,343	59,844	0.6
Green Dot Corp., Class A	5,120	48,384	0.4
		108,228
Diversified Consumer Services
Perdoceo Education Corp.	827	17,714	0.2
	Shares	Value	% of Basket Value
Financial Services
Jackson Financial, Inc., Class A	52,425	$ 3,893,080	36.4%
Mortgage Real Estate Investment Trusts (REITs)
Arbor Realty Trust, Inc.	18,970	272,220	2.5
Software
Envestnet, Inc.	22,855	1,430,494	13.4
Net Value of Reference Entity — Goldman Sachs Bank USA		$10,698,731

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® S&P Small-Cap 600 Value ETF
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 9, 2028.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
Berkshire Hills Bancorp, Inc.	26	$ 593	0.0%
Comerica, Inc.	65,860	3,361,494	8.2
Hanmi Financial Corp.	3,858	64,506	0.2
Northwest Bancshares, Inc.	15	173	0.0
Provident Financial Services, Inc.	517,787	7,430,244	18.1
S&T Bancorp, Inc.	25	835	0.0
TrustCo Bank Corp.	359	10,328	0.0
		10,868,173
Commercial Services & Supplies
Pitney Bowes, Inc.	12,325	62,611	0.2
Consumer Finance
Bread Financial Holdings, Inc.	48,844	2,176,489	5.3
Enova International, Inc.	25	1,556	0.0
Green Dot Corp., Class A	259,895	2,456,008	6.0
		4,634,053
Containers & Packaging
Sealed Air Corp.	172,730	6,009,277	14.6
	Shares	Value	% of Basket Value
Financial Services
Jackson Financial, Inc., Class A	218,886	$ 16,254,474	39.6%
Software
Envestnet, Inc.	51,151	3,201,541	7.8
Net Value of Reference Entity — HSBC Bank PLC		$41,030,129
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 10, 2025.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Consumer Finance
Green Dot Corp., Class A	247,154	$ 2,335,605	38.9%
Financial Services
Jackson Financial, Inc., Class A	49,305	3,661,390	61.1
Net Value of Reference Entity — JPMorgan Chase Bank NA		$5,996,995

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® S&P Small-Cap 600 Value ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 6,366,156,913	$ —	$ —	$ 6,366,156,913
Short-Term Securities
Money Market Funds	433,935,999	—	—	433,935,999
	$ 6,800,092,912	$ —	$ —	$ 6,800,092,912
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 53,586	$ 797,310	$ —	$ 850,896
Liabilities
Equity Contracts	—	(90,171)	—	(90,171)
	$ 53,586	$ 707,139	$ —	$ 760,725
(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust